Future Minimum Rents (Details) (USD $)	Dec. 31, 2014
Future Minimum Rents
2015	$ 1,629,122
2016	1,597,506
2017	1,588,032
2018	1,499,464
2019	1,406,606
Thereafter	10,227,321
Total	$ 17,948,051